920 MASSACHUSETTS AVENUE, NW SUITE 900 WASHINGTON, DC 20001 PHONE: 202.508.3400 FAX: 202.508.3402
www.bakerdonelson.com

Terrence O. Davis, Shareholder
Direct Dial: 202.654.4514
Direct Fax: 202.508.3402
E-Mail Address: todavis@bakerdonelson.com

September 22, 2014

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Starboard Investment Trust (File Nos. 333-159484 and 811-22298), on behalf of the RiskX Funds, a series of the Trust
Ladies and Gentlemen,
On behalf of the Fund, and pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to a Supplement dated September 4, 2014 to the final form of the Prospectus which was filed with the Securities and Exchange Commission on September 30, 2013.
If you have any questions concerning the foregoing, please contact the undersigned at 202.654.4614.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Derek Newman Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase